Loans and borrowings, including leases - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowing costs recognised as expense		$ 11,115	$ 13,557	$ 4,874
Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued	$ 200,000
Borrowings, interest rate basis	285